Investment in Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 05, 2016	Jun. 30, 2017	Jun. 30, 2016	Apr. 04, 2016	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 0	$ (41,454)
Cash consideration from sale		$ 0	49,911
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig	0.00%			40.40%
Carrying value of the investment					$ 208,176
Market value of the investment					$ 45,985
Income (Loss) from Equity Method Investments			(41,454)
Loss recognized due to impairment			$ 162,191
Cash consideration from sale	$ 49,911
Gain on sale	792
Ocean Rig | Other comprehensive income
Schedule of Equity Method Investments [Line Items]
Gain on sale	$ 343